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May 16, 2001



VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

RE:  GE Life and Annuity Separate Account 4
     Registration Number 33-76334

Commissioners:

Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that the form of this prospectus dated May 1, 2001 is in the exact form in which it will be used.

This text is being filed electronically. If you have any questions, please contact me at 804-281-6381.

Sincerely,

/s/ Donita M. King
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Donita M. King
Senior Vice President,
General Counsel and Secretary